ADVANCES, NON-CONVERTIBLE NOTES PAYABLE AND PPP NOTE PAYABLE (Tables)	12 Months Ended
Dec. 31, 2021
Advances Non-convertible Notes Payable And Ppp Note Payable
SCHEDULE OF CURRENT AND LONG TERM PRINCIPAL DUE UNDER NONCONVERTIBLE NOTE

The following table details the current and long-term principal due under non-convertible notes as of December 31, 2021.

	Principal (Current)	Principal (Long Term)
Non-Convertible Note (subsequently settled)	$55,000	$-
Non-Convertible Note	5,000	-
Sheppard Mullin Resolution Agreement	180,000	25,000
Total Principal of Non-Convertible Notes	$240,000	$25,000